Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 122,504,799	$ 31,557,233
Short-term investments (including short-term investments measured at fair value of $2,329,131 and $1,043,550, as of December 31, 2014 and 2015, respectively)	11,156,616	10,661,372
Short-term entrusted investments	287,797	2,215,083
Accounts receivable	4,005,258	793,037
Other receivables	5,164,971	2,121,264
Amounts due from related parties	1,836,209	2,389,925
Customer borrowings		549,856
Deferred tax assets- current	7,087,092	2,595,112
Other current assets	1,025,526	656,838
Total current assets	153,068,268	53,539,720
Long-term investments	9,988,168	8,727,495
Long-term entrusted investments		1,068,496
Intangible assets, net	8,432,021
Goodwill	39,995,458
Advanced payment for acquisition	14,612,634
Investment in affiliates	11,577,995	2,284,687
Property and equipment, net	2,473,964	1,359,615
Long-term prepayment	292,655	212,453
Deferred tax assets- non-current	1,243,313	121,397
Total Assets	241,684,476	67,313,863
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of $748,864 and $4,322,940 as of December 31, 2014 and 2015, respectively)	12,443,966	2,247,414
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of $1,680,295 and $9,505,352 as of December 31, 2014 and 2015, respectively)	15,913,670	4,800,181
Other tax payable (including other tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of $672,824 and $2,942,691 as of December 31, 2014 and 2015, respectively)	6,039,794	1,596,511
Dividend payable (including dividend payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and $1,154,983 as of December 31, 2014 and 2015, respectively)	1,154,983
Deferred revenue from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of $5,287,903 and $12,043,558 as of December 31,2014 and 2015)	12,897,658	5,287,903
Deferred revenues (including deferred revenues of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of $1,236,326 and $7,664,939 as of December 31,2014 and 2015)	8,956,195	3,462,149
Other current liabilities (including other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of $223,087 and $324,353 as of December 31, 2014 and 2015, respectively)	730,405	2,070,081
Total current liabilities	58,136,671	19,464,239
Amounts due to related parties- non-current (including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and nil as of December 31, 2014 and 2015, respectively)	5,280,000
Deferred revenue - non-current from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of $131,855 and $4,424,788 as of December 31, 2014 and 2015, respectively)	4,729,030	131,855
Deferred revenue - non-current (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of $353,739 and $548,464 as of December 31, 2014 and 2015, respectively)	548,464	353,739
Non-current uncertain tax position liabilities (including uncertain tax position liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of $785,372 and $827,315 as of December 31, 2014 and 2015, respectively)	827,315	785,372
Deferred tax liabilities- non-current	2,108,005
Total Liabilities	71,629,485	20,735,205
Shareholders' Equity:
Ordinary Shares ($0.0005 par value; 142,101,710 and 1,000,000,000 shares authorized, 61,244,980 and 179,586,759 shares issued and outstanding, as of December 31, 2014 and 2015, respectively)	89,794	30,622
Additional paid-in capital	146,283,019	6,794,536
Retained earnings	24,491,075	154,062
Accumulated other comprehensive income(loss)	(3,492,512)	574,682
Total Jupai shareholders' equity	167,371,376	7,553,902
Non-controlling interests	2,683,615	730,122
Total Equity	170,054,991	8,284,024
Total Liabilities, Mezzanine Equity and Total Equity	$ 241,684,476	67,313,863
Series A convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares		1,500,000
Series B convertible redeemable preferred shares
Mezzanine Equity
Convertible redeemable preferred shares		$ 36,794,634